Note 9 - Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2013
Warrant Liability [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

Description	Fair Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Warrant Liability:
June 30, 2013	$10,453,334	—	$10,453,334	—